Income Taxes - Schedule of Income/ (Loss) Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Taxes - Schedule of Income/ (Loss) Income Taxes (Details) [Line Items]
Total	$ 832,130	$ (2,608,799)	$ (1,744,394)	$ (6,554,734)
UNITED STATES
Income Taxes - Schedule of Income/ (Loss) Income Taxes (Details) [Line Items]
Total	$ 832,130	$ (2,608,799)	$ (1,744,394)	$ (6,554,734)